Offerings - Offering: 1	Sep. 07, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 1.0 per share
Maximum Aggregate Offering Price	$ 50,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-274443
Carry Forward Initial Effective Date	Sep. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,510.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the securities registered pursuant to this registration statement include $50,000,000 of unsold securities that were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-274443) initially filed on September 11, 2023, and declared effective on September 14, 2023 (the “Prior Registration Statement”), and were not sold thereunder. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement. If the registrant sells any of such unsold securities pursuant to the Prior Registration Statement after the date of filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement which will reduce the number of such unsold securities included on this registration statement.